Note 17 - Related Parties (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended			72 Months Ended
	Dec. 12, 2023	Jun. 13, 2023	Jan. 12, 2023	Apr. 21, 2022	Jan. 31, 2023	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Statement Line Items [Line Items]
Proceeds from sales of investments other than investments accounted for using equity method			$ 59,000
Market value of shares based on their then-quoted price per share			74,000
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity							$ 89,838	$ 1,500	$ 116,561
Net fair value gain (loss) related to listed equity instruments							3,243	15,946	0	$ 34,200
Proceeds from sales of interests in associates							0	36,879	50,000
Dividends recognised as distributions to owners			$ 12,400				107,222
Profit (loss)							$ 153,301	$ 15,035	(43,964)
nHorizon [member] | Advertising revenue [member]
Statement Line Items [Line Items]
Percentage of entity's revenue							30.00%
nHorizon [member] | Software [member]
Statement Line Items [Line Items]
Percentage of entity's net profits								1.00%
Profit (loss)							$ 0
nHorizon [member] | Software [member] | Top of range [member]
Statement Line Items [Line Items]
Profit (loss)								$ 5,000
Related parties [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables							300	100
ADS [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)	$ 0.4	$ 0.4	$ 0.8
Kunlun Tech Limited and Keeneyes Future Holding Inc. [member]
Statement Line Items [Line Items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity					$ 15,500		37,564	(18,375)	6,752
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates					15,000		(34,321)	34,321	(11,696)
Net fair value gain (loss) related to listed equity instruments					$ 500		3,243	15,946	(4,944)
Dividends recognised as distributions to owners		$ 25,100
Star X [member]
Statement Line Items [Line Items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity							0	0	28,468
Proportion of ownership interest in associate				19.40%		19.40%
Disposal group held for sale, consideration to be received				$ 83,500					$ 83,500
Proceeds from sales of interests in associates				$ 28,400
Star X [member] | Related parties [member]
Statement Line Items [Line Items]
Receivable from Sale of Investment, related party transactions							$ 32,800	$ 56,400		$ 32,800